Property, Plant and Equipment (Tables)	12 Months Ended
Sep. 30, 2021
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	2021	2020
Buildings	$5,195,800	$4,930,868
Machinery and equipment	8,737,421	7,706,598
Transportation vehicles	1,079,190	932,472
Office equipment	682,216	460,943
Construction in progress (“CIP”)	-	235,266
Total property plant and equipment, at cost	15,694,627	14,266,147
Less: accumulated depreciation	(8,485,922)	(7,578,505)
Property, plant and equipment, net	$7,208,705	$6,687,642